Consolidated Statements of Cash Flow ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	¥ (302,341)	$ (42,585)	¥ (329,331)	¥ (313,896)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation of property and equipment	12,442	1,752	8,478	7,427
Amortization of intangible assets	787	111	439	346
Amortization of right-of-use assets	8,131	1,145	11,976
Share-based compensation	151,485	21,336	96,898	121,131
Clawback of shares under share incentive plan			(383)
Losses (gains) on disposal of property and equipment	138	19	(103)	820
Amortization of debt discounts	12,023	1,693	1,674
Interest and investment income	(3,361)	(473)	(3,131)	(1,367)
Loss (income) from equity method investments	1,560	220	(196)	276
Impairment of long-lived assets				1,627
Allowance for doubtful accounts/current expected credit losses	13,691	1,928	47,784	56,517
Write-downs of inventories	460	65	956	2,640
Foreign currency exchange losses (gains)	(394)	(55)	1,488	827
Changes in operating assets and liabilities
Accounts receivable	(20,523)	(2,891)	(10,072)	39,336
Unbilled revenue				2,800
Inventories	7,816	1,101	(3,257)	(38,607)
Prepayments and other current assets	10,728	1,512	(22,942)	(12,972)
Amounts due from a related party			1,360	1,279
Accounts payable	5,445	767	(10,104)	(7,748)
Contract liabilities	17,847	2,514	4,490	7,051
Accrued expenses and other liabilities	(192)	(27)	36,252	11,370
Lease liabilities	(3,708)	(522)	(8,783)
Deferred income	(1,464)	(206)	1,521	(60)
Deferred government subsidies	998	141	1,525	(430)
Income taxes payable	22	3	3	4
Net cash flow used in operating activities	(88,410)	(12,452)	(173,458)	(121,629)
CASH FLOWS FROM INVESTING ACTIVITIES
Acquisition of non-controlling interests	(6,920)	(975)
Purchase of short-term investments	(56,694)	(7,985)	(76,807)	(157,761)
Payments for short-term deposits	(14,164)	(1,995)
Payments for restricted short-term deposits	(33,437)	(4,710)
Proceeds from maturities of short-term investments			151,388	140,756
Purchase of property and equipment	(7,832)	(1,103)	(12,166)	(15,645)
Proceeds from disposal of property and equipment			188
Acquisition of intangible assets	(1,255)	(177)	(1,653)	(51)
Cash paid for long-term investment	(10,090)	(1,421)	(4,550)	(700)
Receipt of loans receivable	1,700	239
Net cash flow (used in) provided by investing activities	(128,692)	(18,127)	56,400	(33,401)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from short-term bank loans	69,090	9,731	49,794	10,000
Repayment of short-term bank loans	(49,794)	(7,013)	(10,000)	(15,000)
Proceeds from long-term bank loans	10,000	1,408		20,000
Repayment of a Long-term bank loan	(14,154)	(1,994)	(3,000)
Repayment of loans from third parties				(5,000)
Proceeds from the private placement			69,861
Repayment of short-term debt	(69,861)	(9,840)
Proceeds from issuance of a subsidiary's equity to a non-controlling interest holder			85
Shares issued upon vesting of restricted share units				2
Proceeds from issuance of Class A ordinary shares, net of issuance costs	250,199	35,240		256,945
Net cash provided by financing activities	195,480	27,532	106,740	266,947
Effect of exchange rate changes on cash, cash equivalents and restricted cash	562	80	12,605	(5,067)
Net increase (decrease) in cash, cash equivalents and restricted cash	(21,060)	(2,967)	2,287	106,850
Cash, cash equivalents and restricted cash at the beginning of the year	249,310	35,115	247,023	140,173
Cash, cash equivalents and restricted cash at the end of the year	228,250	32,148	249,310	247,023
Supplemental disclosures of cash flow information
Interest paid	2,183	307	1,502	1,178
Income taxes paid	184	26	79	342
Non-cash investing and financing activities
Loans payable settled by accounts receivable				25,000
Loans receivable settled by accounts payable	5,800	817
Purchase of property and equipment included in Accrued expenses and other liabilities	1,401	197	3,327	1,228
Reconciliation of cash, cash equivalents and restricted cash:
Cash and cash equivalents at the end of year	228,250	32,148	249,310	246,863
Restricted cash				160
Cash, cash equivalents and restricted cash at the end of the year	¥ 228,250	$ 32,148	¥ 249,310	¥ 247,023